Performance (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of revenue
Revenue from continuing operations by category

	2018	2017	2016
	(US$ millions)
Mobile	2,248	2,281	2,343
Cable and other fixed services	1,568	1,553	1,437
Other	46	41	39
Service revenue	3,861	3,876	3,820
Telephone and equipment and other	213	200	223
Total revenue	4,074	4,076	4,043

Revenue from continuing operations by country or operation

	2018	2017	2016
	(US$ millions)
Colombia	1,661	1,739	1,717
Paraguay	679	662	623
Bolivia	614	555	542
El Salvador	405	422	425
Tanzania (excluding Zantel)	356	348	347
Chad	128	140	166
Costa Rica	155	153	152
Panama	17	—	—
Other operations	60	57	71
Total	4,074	4,076	4,043
Revenue from contracts with customers from continuing operations:

Year ended December 31, 2018
$ millions	Timing of revenue recognition	Latin America	Africa	Total Group
Mobile	Over time	1,701	401	2,102
Mobile Financial Services	Point in time	37	109	147
Cable and other fixed services	Over time	1,556	12	1,568
Other	Over time	42	3	46
Service Revenue		3,336	526	3,861
Telephone and equipment	Point in time	212	1	213
Revenue from contracts with customers		3,548	526	4,074
Revenue from contracts with customers from continuing operations:

Year ended December 31, 2018
$ millions	Timing of revenue recognition	Latin America	Africa	Total Group
Mobile	Over time	1,701	401	2,102
Mobile Financial Services	Point in time	37	109	147
Cable and other fixed services	Over time	1,556	12	1,568
Other	Over time	42	3	46
Service Revenue		3,336	526	3,861
Telephone and equipment	Point in time	212	1	213
Revenue from contracts with customers		3,548	526	4,074

Disclosure of cost of sales
The cost of sales and operating expenses incurred by the Group can be summarized as follows:
Cost of sales

	2018	2017	2016
	(US$ millions)
Direct costs of services sold	(829)	(913)	(857)
Cost of telephone, equipment and other accessories	(230)	(219)	(254)
Bad debt and obsolescence costs	(87)	(72)	(63)
Cost of sales	(1,146)	(1,205)	(1,175)

Disclosure of operating expenses
Operating expenses, net

	2018	2017	2016
	(US$ millions)
Marketing expenses	(404)	(463)	(442)
Site and network maintenance costs	(209)	(176)	(160)
Employee related costs (B.4.)	(514)	(451)	(451)
External and other services	(185)	(152)	(218)
Rentals and operating leases	(155)	(155)	(159)
Other operating expenses	(207)	(197)	(196)
Operating expenses, net	(1,674)	(1,593)	(1,627)

Disclosure of other operating income (expense)
The other operating income and expenses incurred by the Group can be summarized as follows:
Other operating income (expenses), net

	Notes	2018	2017	2016
		(US$ millions)
Income from tower deal transactions	C.3.4.	65	63	—
Impairment of intangible assets and property, plant and equipment	E.1., E.2.	(6)	(12)	(6)
Gain (loss) on disposals of intangible assets and property, plant and equipment		8	1	(8)
Other income (expenses)		9	16	—
Other operating income (expenses), net		76	68	(14)

Disclosure of operating segments
Revenue, operating profit (loss), EBITDA and other segment information for the years ended December 31, 2018, 2017 and 2016, were as follows:

	Latin America	Africa (vii)	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2018
Mobile revenue	3,214	510	—	(1,475)	—	2,248
Cable and other fixed services revenue	1,808	12	—	(253)	—	1,568
Other revenue	48	3	—	(6)	—	46
Service revenue (i)	5,069	526	—	(1,734)	—	3,861
Telephone and equipment and other revenue	415	1	—	(203)	—	213
Revenue	5,485	526	—	(1,937)	—	4,074
Operating profit (loss)	995	40	(47)	(488)	154	655
Add back:
Depreciation and amortization	1,133	107	5	(416)		830
Share of profit in joint ventures in Guatemala and Honduras	—	—	—	—	(154)	(154)
Other operating income (expenses), net	(51)	(3)	(2)	(19)	—	(76)
EBITDA(ii)	2,077	143	(44)	(922)	—	1,254
EBITDA from discontinued operations	—	3	—	—	—	3
EBITDA incl. discontinued operations	2,077	146	(44)	(922)	—	1,257
Capex(iii)	(872)	(59)	(2)	225	—	(708)
Changes in working capital and others(iv)	(42)	28	13	(12)	—	(13)
Taxes paid	(264)	(24)	(6)	142	—	(153)
Operating Free Cash Flow(v)	899	91	(39)	(568)	—	383
Total Assets(vi)	11,754	839	2,752	(5,219)	190	10,316
Total Liabilities	6,132	905	2,953	(1,814)	(650)	7,526

	Latin America	Africa (vii)	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2017 (viii)
Mobile revenue	3,283	509	—	(1,510)	—	2,281
Cable and other fixed services revenue	1,755	12	—	(213)	—	1,553
Other revenue	40	5	—	(4)	—	41
Service revenue (i)	5,078	524	—	(1,727)	—	3,876
Telephone and equipment and other revenue	363	2	—	(165)	—	200
Revenue	5,441	526	—	(1,892)	—	4,076
Operating profit (loss)	899	41	(5)	(431)	140	645
Add back:
Depreciation and amortization	1,174	110	6	(450)	—	841
Share of profit in joint ventures in Guatemala and Honduras	—	—	—	—	(140)	(140)
Other operating income (expenses), net	(49)	(11)	10	(18)	—	(68)
EBITDA(ii)	2,024	140	11	(899)	—	1,278
EBITDA from discontinued operations	—	73	—	—	—	73
EBITDA incl. discontinued operations	2,024	213	11	(899)	—	1,351
Capex(iii)	(855)	(99)	(1)	237	—	(718)
Changes in working capital and others(iv)	(53)	(6)	(10)	27	—	(42)
Taxes paid	(239)	(18)	1	124	—	(132)
Operating Free Cash Flow(v)	877	90	1	(511)	—	459
Total Assets(vi)	10,411	1,482	598	(5,420)	2,393	9,464
Total liabilities	5,484	1,673	1,465	(1,961)	(478)	6,183

	Latin America	Africa	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2016 (viii)
Mobile revenue	3,318	541	—	(1,514)	—	2,343
Cable and other fixed services revenue	1,611	15	—	(191)	—	1,437
Other revenue	37	6	—	(4)	—	39
Service revenue (i)	4,966	562	—	(1,709)	—	3,820
Telephone and equipment and other revenue	386	2	—	(165)	—	223
Revenue	5,352	565	—	(1,875)	—	4,043
Operating profit (loss)	721	43	4	(394)	(115)	490
Add back:
Depreciation and amortization	1,173	113	7	(441)	—	853
Share of profit in joint ventures in Guatemala and Honduras	—	—	—	—	(115)	(115)
Other operating income (expenses), net	42	2	(6)	(24)	—	14
EBITDA(ii)	1,935	158	5	(859)	—	1,241
EBITDA from discontinued operations	—	77	—	—	—	77
EBITDA incl. discontinued operations	1,935	235	5	(859)	—	1,319
Capex(iii)	(886)	(161)	(6)	242	—	(811)
Changes in working capital and others(iv)	37	(2)	(33)	24	—	26
Taxes paid	(233)	(33)	(9)	145	—	(130)
Operating Free Cash Flow(v)	853	39	(43)	(448)	—	404
Total Assets(vi)	10,386	1,406	1,357	(5,589)	2,067	9,627
Total liabilities	5,229	1,852	1,997	(1,942)	(877)	6,258

(i)
Service revenue is Group revenue related to the provision of ongoing services such as monthly subscription fees, airtime and data usage fees, interconnection fees, roaming fees, mobile finance service commissions and fees from other telecommunications services such as data services, SMS and other value-added services excluding telephone and equipment sales. Revenues from other sources comprises rental, sub-lease rental income and other non recurrent revenues. The Group derives revenue from the transfer of goods and services over time and at a point in time. Refer to the table below.

(ii)
EBITDA is operating profit excluding impairment losses, depreciation and amortization and gains/losses on the disposal of fixed assets. EBITDA is used by the management to monitor the segmental performance and for capital management.

(iii) Cash spent for capex excluding spectrum and licenses of $61 million (2017: $53 million; 2016: $39 million) and cash received on tower deals of $141 million (2017: $167 million; 2016: nil).

(iv)	Changes in working capital and others include changes in working capital as stated in the cash flow statement, as well as share-based payments expense and non-cash bonuses.

(v)
Operating Free Cash Flow is EBITDA less capex (excluding spectrum and license costs) less change in working capital, other non-cash items (share-based payment expense and non-cash bonuses) and taxes paid.

(vi)	Segment assets include goodwill and other intangible assets.

(vii)	Including eliminations for Guatemala and Honduras as reported in the Latam segment.

(viii)	Restated as a result of classification of certain of our African operations as discontinued operations (see notes A.4. and E.3.).

Disclosure of number of permanent employees
Number of permanent employees

	2018	2017	2016
Continuing operations(i)	16,987	14,404	13,211
Joint ventures (Guatemala, Honduras and Ghana – for 2018 and 2017)	4,416	4,326	4,023
Discontinued operations	—	397	751
Total	21,403	19,127	17,985

(i)	Emtelco headcount are excluded from this report and any internal reporting because their costs are classified as direct costs and not employee related costs.

Disclosure of employee related costs

	Notes	2018	2017	2016
		(US$ millions)
Wages and salaries		(356)	(320)	(290)
Social security		(61)	(57)	(67)
Share based compensation	B.4.1.	(21)	(22)	(14)
Pension and other long-term benefit costs	B.4.2.	(7)	(8)	(6)
Other employee related costs		(70)	(45)	(74)
Total		(514)	(451)	(451)

Disclosure of cost of share-based compensation
Cost of share based compensation

	2018	2017	2016
	(US$ millions)
2014 incentive plans	—	—	(1)
2015 incentive plans	—	(3)	(3)
2016 incentive plans	(4)	(6)	(10)
2017 incentive plans	(8)	(12)	—
2018 incentive plans	(11)	—	—
Total share-based compensation	(21)	(22)	(14)

Disclosure of assumptions and fair value of the shares under the TSR portion
Assumptions and fair value of the shares under the TSR portion

	Risk-free rate %	Dividend yield %	Share price volatility(i) %	Award term (years)	Share fair value (in US$)
Performance share plan 2018 (Relative TSR)	(0.39)	3.21	30.27	2.93	57.70
Performance share plan 2017 (Relative TSR)	(0.40)	3.80	22.50	2.92	27.06
Performance share plan 2017 (Absolute TSR)	(0.40)	3.80	22.50	2.92	29.16
Performance share plan 2016 (Relative TSR)	(0.65)	3.49	30.00	2.61	43.35
Performance share plan 2016 (Absolute TSR)	(0.65)	3.49	30.00	2.61	45.94
Performance share plan 2015 (Absolute TSR)	(0.32)	2.78	23.00	2.57	32.87
Executive share plan 2015 – Component A	(0.32)	N/A	23.00	2.57	53.74
Executive share plan 2015 – Component B	(0.32)	N/A	23.00	2.57	29.53

(i)	Historical volatility retained was determined on the basis of a three-year historic average.

Disclosure of plan awards and shares expected to vest
Plan awards and shares expected to vest

	2018 plans		2017 plans		2016 plans		2015 plans
	Performance plan	Deferred plan	Performance plan	Deferred plan	Performance plan	Deferred plan	Performance plan	Executive plan	CEO plan	Deferred plan
			(number of shares)
Initial shares granted	237,196	262,317	279,807	438,505	200,617	287,316	98,137	40,664	77,344	237,620
Additional shares granted(i)	—	3,290	2,868	29,406	—	—	—	—	3,537	—
Revision for forfeitures	(13,531)	(18,086)	(34,556)	(74,325)	(49,164)	(77,924)	(37,452)	—	—	(68,121)
Revision for cancellations	(4,728)	—	—	—	—	—	—	—	—	—
Total before issuances	218,927	247,521	248,119	393,586	151,453	209,392	60,685	40,664	80,881	169,499
Shares issued in 2016	—	—	—	—	(1,214)	(1,733)	(771)	—	(25,781)	(38,745)
Shares issued in 2017	—	—	—	(2,686)	(752)	(43,579)	(357)	—	(28,139)	(30,124)
Shares issued in 2018	(97)	(18,747)	(2,724)	(99,399)	(2,050)	(46,039)	(27,619)	(19,022)	(26,961)	(100,630)
Performance conditions	—	—	—	—	—	—	(31,938)	(21,642)	—	—
Shares still expected to vest	218,830	228,774	245,395	291,501	147,437	118,041	—	—	—	—
Estimated cost over the vesting period (US$ millions)	12	14	9	20	8	12	4	2	6	12

(i)	Additional shares granted represent grants made for new joiners and/or as per CEO contractual arrangements.

Disclosure of directors renumeration charge
Remuneration charge for the Board (gross of withholding tax)

	2018	2017	2016
	(US$ ’000)
Chairperson	169	233	243
Other members of the Board	774	889	900
Total (i)	943	1,122	1,143

(i)
Cash compensation converted from SEK to USD at exchange rates on payment dates each year. Share based compensation based on the market value of Millicom shares on the corresponding AGM date (2018: in total 6,591 shares; 2017: in total 8,731 shares; 2016: in total 8,002 shares). Net remuneration comprised 51% in shares and 49% in cash (SEK) (2017: 52% in shares and 48% in cash; 2016: 50% in shares and 50% in cash).

Disclosure of shares beneficially owned by directors	Shares beneficially owned by the Directors

	2018	2017
	(number of shares)
Chairperson	8,554	7,000
Other members of the Board	15,333	20,067
Total	23,887	27,067

Disclosure of executive team renumeration charge
Remuneration charge for the Executive Team

	CEO	CFO	Executive Team (9 members)(iii)
	(US$ ’000)
2018
Base salary	1,112	673	3,930
Bonus	1,492	557	2,445
Pension	247	101	962
Other benefits	66	63	805
Termination benefits	—	—	301
Total before share based compensation	2,918	1,393	8,444
Share based compensation(i)(ii) in respect of 2018 LTIP	5,027	1,567	4,957
Total	7,945	2,960	13,401

Remuneration charge for the Executive Team

	CEO	CFO	Executive Team (9 members)
	(US$ ’000)
2017
Base salary	1,000	648	3,822
Bonus	707	455	1,590
Pension	150	97	629
Other benefits	64	15	1,193
Total before share based compensation	1,921	1,215	7,233
Share based compensation(i)(ii) in respect of 2017 LTIP	2,783	1,492	5,202
Total	4,704	2,707	12,435

Remuneration charge for the Executive team

	CEO	CFO	Executive team (9 members)
	(US$ ’000)
2016
Base salary	1,000	599	3,797
Bonus	660	450	1,411
Pension	150	82	513
Other benefits	48	18	720
Total before share based compensation	1,858	1,149	6,441
Share based compensation(i)(ii) in respect of 2016 LTIP	2,660	1,481	4,031
Total	4,518	2,630	10,472

(i)	See note B.4.1.

(ii)	Share awards of 80,264 and 112,472 were granted in 2018 under the 2018 LTIPs to the CEO, and Executive Team (2017: 61,724 and 167,371, respectively; 2016: 49,171 and 104,573, respectively).

(iii)	Other Executives’ compensation includes Daniel Loria, former CHRO and Rodrigo Diehl, EVP Strategy.

Disclosure of other non-operating (expenses) income, net
Non-operating items mainly comprise changes in fair value of derivatives and the impact of foreign exchange fluctuations on the results of the Group.

	Year ended December 31,
	2018	2017	2016
	(US$ millions)
Change in fair value of derivatives (see note D.1.2.)	(1)	(22)	3
Exchange gain (loss), net	(41)	18	25
Other non-operating income (expenses), net	2	0	(9)
Total	(40)	(4)	20

Disclosure of income tax charge
Income tax charge

	2018	2017	2016
	(US$ millions)
Income tax (charge) credit
Withholding tax	(64)	(74)	(44)
Other income tax relating to the current year	(86)	(85)	(74)
	(150)	(159)	(118)
Adjustments in respect of prior years	1	(12)	(26)
	(149)	(171)	(144)
Deferred tax (charge) credit
Origination and reversal of temporary differences	32	15	45
Effect of change in tax rates	(10)	19	1
Tax income (expense) before valuation allowances	22	34	46
Effect of valuation allowances	(8)	(30)	(88)
	14	4	(42)
Adjustments in respect of prior years	19	9	7
	33	13	(35)
Tax (charge) credit on continuing operations	(116)	(158)	(179)
Tax (charge) credit on discontinuing operations	—	—	6
Total tax (charge) credit	(116)	(158)	(173)

Disclosure of income tax calculation
Income tax calculation

	2018			2017			2016
	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
	(US $ millions)
Profit before tax	129	(39)	90	176	51	227	109	(26)	83
Tax at the weighted average statutory rate	(5)	4	(1)	(12)	(10)	(22)	9	6	15
Effect of:
Items taxed at a different rate	7	—	7	(11)	0	(11)	13	0	13
Change in tax rates on deferred tax balances	(10)	—	(10)	19	0	19	1	0	1
Expenditure not deductible and income not taxable	(59)	(2)	(61)	(66)	7	(59)	(65)	8	(57)
Unrelieved withholding tax	(64)	—	(64)	(73)	0	(73)	(43)	0	(43)
Accounting for associates and joint ventures	5	—	5	17	0	17	29	0	29
Movement in deferred tax on unremitted earnings	(2)	—	(2)	1	0	1	(16)	0	(16)
Unrecognized deferred tax assets	(8)	(2)	(10)	(31)	(10)	(41)	(105)	(15)	(120)
Recognition of previously unrecognized deferred tax assets	—	—	—	1	13	14	17	0	17
Adjustments in respect of prior years	20	—	20	(3)	0	(3)	(19)	7	(12)
Total tax (charge) credit	(116)	—	(116)	(158)	0	(158)	(179)	6	(173)
Weighted average statutory tax rate	3.9%		1.1%	6.82%		9.69%	(8.26)%		(17.90)%
Effective tax rate	89.9%		128.9%	89.77%		69.60%	164.22%		207.10%

Disclosure of deferred taxes and deductible temporary differences
Deferred tax

	Fixed assets	Unused tax losses	Unremitted earnings	Other	Offset	Total
	(US$ millions)
Balance at December 31, 2016	(23)	113	(32)	51	—	109
(Charge)/credit to statement of income	53	(61)	1	20	—	13
Exchange differences	2	—	(1)	1	—	2
Balance at December 31, 2017	32	52	(32)	72	—	124
Deferred tax assets	88	52	—	79	(39)	180
Deferred tax liabilities	(56)	—	(32)	(7)	39	(56)
Balance at December 31, 2017	32	52	(32)	72	—	124
(Charge)/credit to statement of income	(18)	(3)	(2)	56	—	33
Change in scope	(190)	—	—	9	—	(181)
Accounting policy changes	—	—	—	4	—	4
Exchange differences	—	(5)	—	(6)	—	(11)
Balance at December 31, 2018	(176)	44	(34)	135	—	(31)
Deferred tax assets	76	44	—	134	(52)	202
Deferred tax liabilities	(252)	—	(34)	1	52	(233)
Balance at December 31, 2018	(176)	44	(34)	135	—	(31)

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:
Deductible temporary differences

	Fixed assets	Unused tax losses	Other	Total
	(US$ millions)
At December 31, 2018	92	4,886	134	5,112
At December 31, 2017	68	4,844	162	5,074

Disclosure of unrecognized loss carryforwards
Unrecognized loss carryforwards expire as follows:
Unrecognized tax losses related to continuing operations

	2018	2017	2016
	(US$ millions)
Expiry:
Within one year	—	39	27
Within one to five years	3	494	493
After five years	493	—	—
No expiry	4,390	4,311	3,981
Total	4,886	4,844	4,501

Disclosure of earnings per share
Net profit/(loss) used in the earnings (loss) per share computation

	2018	2017	2016
	(US$ millions)
Basic and diluted:
Net profit/(loss) attributable to equity holders from continuing operations	29	36	(12)
Net profit/(loss) attributable to equity holders from discontinued operations	(39)	51	(20)
Net profit/(loss) attributable to all equity holders to determine the basic earnings (loss) per share	(10)	86	(32)

Weighted average number of shares in the earnings (loss) per share computation

	2018	2017	2016
	(thousands of shares)
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings (loss) per share	100,793	100,384	100,337
Potential incremental shares as a result of share options	—	—	—
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution	100,793	100,384	100,337

Disclosure of vested and unvested share awards beneficially granted to the Executive team hare ownership and unvested share awards granted from Company equity plans to the Executive team

	CEO	Executive team	Total
	(number of shares)
2018
Share ownership (vested from equity plans and otherwise acquired)	122,310	84,782	207,092
Share awards not vested	172,485	339,726	512,211
2017
Share ownership (vested from equity plans and otherwise acquired)	80,159	55,888	136,047
Share awards not vested	148,324	299,067	447,391